Segment Information - Reportable segment results - Measurement of segment profit or loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Depreciation of property and equipment, net	¥ 159,256		¥ 166,803	¥ 121,693
Interest income	68,752	$ 9,419	82,113	45,816
Interest expense	(38,987)	(5,341)	(41,344)	(56,917)
Share of income (loss)	(24,658)	(3,378)	6,253	(3,586)
Income tax expense	(20,739)	$ (2,841)	(12,003)	(26,480)
Inter-segment eliminations
Segment Information
Interest income	(8,329)		(3,159)
Interest expense	8,329		3,159
E-Commerce | Operating segments
Segment Information
Depreciation of property and equipment, net	114,590		121,237	121,693
Interest income	75,422		83,983	45,816
Interest expense	(37,830)		(41,221)	(56,917)
Share of income (loss)	(34,503)		6,253	(3,586)
Income tax expense	(18,154)		(12,003)	¥ (26,480)
Brand Management | Operating segments
Segment Information
Depreciation of property and equipment, net	44,666		45,566
Interest income	1,659		1,289
Interest expense	(9,486)		¥ (3,282)
Share of income (loss)	9,845
Income tax expense	¥ (2,585)